Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net (loss) income		$ (18,331,208)	$ (3,594,261)	$ 1,878,786
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Provision for losses on accounts receivable and other current assets		13,521,182	3,628,544	830,266
Provision for obsolete inventories		5,629	115,191	30,403
Depreciation		3,206,568	2,842,787	2,940,387
Amortization of intangible assets and other asset		273,076	58,164	734,150
Amortization of convertible note discount		558,690	46,165
Loss on sale of property and equipment		435,767		4,243
Loss from disposal of inventories		128,983	62,732	189,861
Stock-based payments for consulting services		445,749	86,326	43,788
Stock-based compensation		298,091	494,316	584,629
Gain from write-off of long aged payables				(278,099)
Impairment of long-term investments				45,400
Changes in operating assets and liabilities:
Accounts receivable		(3,033,406)	923,873	(5,156,120)
Accounts receivable from related parties		(292,230)	(5,262,357)	(5,137,222)
Inventories		59,002	207,233	(320,267)
Other non-current assets			(4,343,311)
Other receivables and prepaid expenses		2,054,954	4,385,133	2,497,105
Advances to suppliers		(2,643,860)	(598,082)	1,123,765
Amounts due to/from related party			(870,859)	(118,771)
Other payables and accrued expenses		691,846	663,584	652,149
Advances from customers		(126,515)	122,720	38,951
Advances from customers from related parties		10,247	91,233	(939,957)
Accounts payable		1,025,912	(503,267)	3,963,341
Accounts payable from related party				68,845
Income tax payable		(71,316)	(237,968)	(1,201,831)
Net cash (used in) provided by operating activities		(1,782,839)	(1,682,104)	2,473,802
INVESTING ACTIVITIES
Proceeds from sale of property and equipment		25,697	133	577
Purchases of property, equipment and software		(1,668,363)	(1,619,325)	(1,797,510)
Disbursement of loan receivable - related party		(90,977)	(400,608)
Disbursement of loan receivable				(2,270,006)
Proceeds from loan receivable			2,171,655
Net cash (used in) provided by investing activities		(1,733,643)	151,855	(4,066,939)
FINANCING ACTIVITIES
Proceeds from borrowings under short-term loans		6,285,837	7,817,959	6,810,017
Repayment of short-term loans		(7,052,014)	(7,231,612)	(8,178,074)
Proceeds from exercise of consultants' stock options				44,843
Proceeds from issuance of convertible note, net of debt issuance costs		2,687,387	1,000,000
Proceeds from issuance of ordinary shares in connection with private placement net of offering costs		1,151,738		1,500,000
Net cash provided by financing activities		3,072,948	1,586,347	176,786
Effect of exchange rate changes on cash and cash equivalents and restricted cash		20,782	(189,692)	(191,197)
NET DECREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH		(422,752)	(133,594)	(1,607,548)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING		1,519,666	1,653,260	3,260,808
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH, ENDING		1,096,914	1,519,666	1,653,260
Cash paid during the year
Income taxes				600
Interest		357,092	445,582	484,403
Reconciliation to amounts on consolidated balance sheets
Cash and cash equivalents		882,770	1,519,666
Restricted cash		214,144
Total cash, cash equivalents, and restricted cash		1,096,914	1,519,666
Supplemental disclosure of significant non-cash transactions:
Issuance of 79,834 ordinary shares as a result of cashless exercise of stock options	[1]			626,000
Purchase of software	[1]		1,600,000	1,500,000
Issuance 40,000 ordinary shares as compensation of a consultant's service	[1]		110,000
Issuance an individual investor warrant to purchase 26,667 shares of the Company's ordinary share in connection with the issuance of a convertible promissory note.	[1]		1,040,000
Issuance warrant to purchase 25,000 shares of the Company's ordinary shares as compensation of a consultant's service.	[1]		$ 58,000
Issuance of aggregate restrict and non-restricted ordinary shares warrants	[1]	300,000
Issuance of two individual investors warrants with fair value of $11,580 for each to purchase 26,667 shares of the Company's ordinary share in connection with the issuance of convertible promissory note	[1]	$ 1,480,000

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company's issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.